Schedule of Investments (unaudited) March 31, 2021	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services — 1.9%
Baker Hughes, Inc.(a)	233,472	$5,045,330

Food Products — 0.8%
Darling Ingredients, Inc.(a)(b)	29,750	2,189,005

Oil, Gas & Consumable Fuels — 97.5%
Aker BP ASA	172,371	4,889,695
ARC Resources Ltd.	478,650	2,940,382
BP PLC	1,774,650	7,208,545
Cairn Energy PLC	947,199	2,223,200
Canadian Natural Resources Ltd.	352,524	10,898,032
Chevron Corp.(a)(c)	373,823	39,172,912
Cimarex Energy Co.(a)	45,150	2,681,458
CNOOC Ltd.	3,700,000	3,875,965
ConocoPhillips(a)	344,238	18,234,267
Devon Energy Corp.(a)	249,000	5,440,650
EOG Resources, Inc.(a)	56,384	4,089,531
Equinor ASA	322,400	6,293,162
Exxon Mobil Corp.(a)(c)	323,414	18,056,204
Hess Corp.(a)	125,950	8,912,222
Kinder Morgan, Inc.(a)	425,264	7,080,646
Kosmos Energy Ltd.(b)	870,917	2,673,715
Lukoil PJSC—ADR	35,491	2,868,011
Marathon Petroleum Corp.(a)	162,200	8,676,078
Oil Search Ltd.	864,463	2,702,816
Petroleo Brasileiro SA, ADR(a)	258,651	2,193,360
Pioneer Natural Resources Co.(a)	65,289	10,369,199
Royal Dutch Shell PLC, Class B, ADR(a)	804,275	29,621,448
Santos Ltd.	788,430	4,267,496
Suncor Energy, Inc.	475,405	9,937,845
TC Energy Corp.	188,267	8,630,590
TOTAL SE	508,917	23,725,582

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp.	159,150	$3,029,258
Valero Energy Corp.(a)	131,974	9,449,338
Williams Cos., Inc.(a)	323,901	7,673,215

		267,814,822

Total Long-Term Investments — 100.2% (Cost: $244,976,053)		275,049,157

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	2,537,877	2,537,877

Total Short-Term Securities — 0.9% (Cost: $2,537,877)		2,537,877

Total Investments Before Options Written — 101.1% (Cost: $247,513,930)		277,587,034

Options Written — (0.8)% (Premiums Received: $(3,712,427))		(2,165,194)

Total Investments, Net of Options Written — 100.3% (Cost: $243,801,503)		275,421,840

Liabilities in Excess of Other Assets — (0.3)%		(802,409)

Net Assets — 100.0%		$274,619,431

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,418,486	$—	$(880,609	)(a)	$—	$—	$2,537,877	2,537,877	$157	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Hess Corp	256	04/01/21	USD	64.00	USD	1,811	$(174,080)
Marathon Petroleum Corp	60	04/01/21	USD	51.50	USD	321	(12,720)
Chevron Corp.	222	04/09/21	USD	106.00	USD	2,326	(27,084)
Devon Energy Corp	279	04/09/21	USD	27.00	USD	610	(7,533)

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
EOG Resources, Inc.	107	04/09/21	USD	71.50	USD	776	$(29,050)
Kinder Morgan, Inc.	275	04/09/21	USD	15.50	USD	458	(30,112)
Marathon Petroleum Corp.	183	04/09/21	USD	58.00	USD	979	(2,196)
Pioneer Natural Resources Co.	187	04/09/21	USD	155.00	USD	2,970	(119,680)
Tourmaline Oil Corp.	300	04/09/21	CAD	27.50	CAD	718	(955)
Valero Energy Corp.	252	04/09/21	USD	78.50	USD	1,804	(3,780)
ARC Resources Ltd.	900	04/16/21	CAD	9.00	CAD	695	(4,655)
Baker Hughes Co.	440	04/16/21	USD	24.00	USD	951	(5,500)
Canadian Natural Resources Ltd.	615	04/16/21	CAD	38.00	CAD	2,389	(74,875)
Cimarex Energy Co.	85	04/16/21	USD	70.00	USD	505	(4,038)
Cimarex Energy Co.	86	04/16/21	USD	75.00	USD	511	(2,150)
ConocoPhillips	90	04/16/21	USD	60.00	USD	477	(1,440)
Darling Ingredients, Inc.	99	04/16/21	USD	70.00	USD	728	(47,025)
Devon Energy Corp.	278	04/16/21	USD	28.00	USD	607	(1,668)
Exxon Mobil Corp.	181	04/16/21	USD	50.00	USD	1,011	(109,052)
Kinder Morgan, Inc.	415	04/16/21	USD	16.00	USD	691	(32,785)
Petroleo Brasileiro SA	307	04/16/21	USD	8.00	USD	260	(17,653)
Royal Dutch Shell PLC, Class B, ADR	908	04/16/21	USD	45.00	USD	3,344	(4,540)
Royal Dutch Shell PLC, Class B, ADR	1,164	04/16/21	USD	42.50	USD	4,287	(8,730)
Suncor Energy, Inc.	498	04/16/21	CAD	26.00	CAD	1,308	(39,826)
Williams Cos., Inc.	430	04/16/21	USD	24.00	USD	1,019	(17,845)
Chevron Corp.	311	04/23/21	USD	110.00	USD	3,259	(36,231)
ConocoPhillips	737	04/23/21	USD	61.00	USD	3,904	(28,375)
Marathon Petroleum Corp.	108	04/23/21	USD	62.00	USD	578	(2,700)
Pioneer Natural Resources Co.	28	04/23/21	USD	167.50	USD	445	(9,450)
Williams Cos., Inc.	357	04/23/21	USD	24.00	USD	846	(17,850)
Chevron Corp.	288	04/30/21	USD	115.00	USD	3,018	(19,296)
ConocoPhillips	115	04/30/21	USD	52.00	USD	609	(24,495)
Devon Energy Corp.	278	04/30/21	USD	29.00	USD	607	(6,533)
EOG Resources, Inc.	108	04/30/21	USD	73.00	USD	783	(40,230)
Exxon Mobil Corp.	889	04/30/21	USD	57.00	USD	4,963	(146,240)
Hess Corp.	221	04/30/21	USD	75.00	USD	1,564	(45,747)
Kinder Morgan, Inc.	654	04/30/21	USD	16.50	USD	1,089	(36,951)
Valero Energy Corp.	68	04/30/21	USD	86.50	USD	487	(3,230)
Chevron Corp.	237	05/07/21	USD	108.00	USD	2,484	(62,568)
Kinder Morgan, Inc.	272	05/07/21	USD	17.00	USD	453	(11,424)
Baker Hughes Co.	454	05/21/21	USD	25.00	USD	981	(13,620)
Canadian Natural Resources Ltd.	570	05/21/21	CAD	40.00	CAD	2,214	(61,459)
Chevron Corp.	359	05/21/21	USD	110.00	USD	3,762	(87,775)
ConocoPhillips	153	05/21/21	USD	60.00	USD	810	(15,989)
Darling Ingredients, Inc.	66	05/21/21	USD	80.00	USD	486	(17,325)
Exxon Mobil Corp.	224	05/21/21	USD	62.50	USD	1,251	(15,120)
Marathon Petroleum Corp.	265	05/21/21	USD	55.00	USD	1,417	(73,537)
Royal Dutch Shell PLC, Class B, ADR	882	05/21/21	USD	42.50	USD	3,248	(30,870)
Suncor Energy, Inc.	984	05/21/21	CAD	29.00	CAD	2,585	(52,070)
TC Energy Corp.	468	05/21/21	CAD	60.00	CAD	2,696	(20,296)
Valero Energy Corp.	182	05/21/21	USD	80.00	USD	1,303	(32,487)
Williams Cos., Inc.	357	05/21/21	USD	24.00	USD	846	(29,988)
Williams Cos., Inc.	86	05/21/21	USD	25.00	USD	204	(4,386)
Suncor Energy, Inc.	338	06/18/21	CAD	30.00	CAD	888	(21,382)

							$(1,746,596)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Lukoil PJSC - ADR	Credit Suisse International	7,000	04/07/21	USD	79.04	USD	566	$(16,540)
TOTAL SE	Credit Suisse International	43,500	04/07/21	EUR	39.65	EUR	1,729	(39,025)
ConocoPhillips	Bank of America N.A.	9,500	04/09/21	USD	57.61	USD	503	(1,819)

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Energy and Resources Trust (BGR)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Aker BP ASA	Credit Suisse International	21,500	04/13/21	NOK	226.05	NOK	5,217	$(44,353)
Equinor ASA	Credit Suisse International	48,500	04/13/21	NOK	165.52	NOK	8,097	(24,263)
BP PLC	UBS AG	560,000	04/15/21	GBP	3.14	GBP	1,650	(20,394)
Oil Search Ltd.	Goldman Sachs International	111,600	04/20/21	AUD	4.78	AUD	459	(599)
Equinor ASA	Barclays Bank PLC	42,500	04/21/21	NOK	168.98	NOK	7,096	(17,639)
Santos Ltd.	JPMorgan Chase Bank N.A.	253,000	04/21/21	AUD	7.50	AUD	1,803	(18,772)
Royal Dutch Shell PLC, Class B, ADR	JPMorgan Chase Bank N.A.	12,700	04/29/21	USD	42.69	USD	468	(2,950)
TC Energy Corp.	Credit Suisse International	24,700	04/29/21	CAD	58.57	CAD	1,423	(13,292)
Equinor ASA	UBS AG	31,200	05/04/21	NOK	176.28	NOK	5,209	(8,204)
TOTAL SE	Goldman Sachs International	54,600	05/04/21	EUR	41.99	EUR	2,171	(34,943)
ConocoPhillips	Credit Suisse International	11,500	05/06/21	USD	53.66	USD	609	(28,110)
Oil Search Ltd.	Goldman Sachs International	219,700	05/06/21	AUD	4.43	AUD	904	(14,830)
TOTAL SE	Credit Suisse International	70,900	05/06/21	EUR	40.82	EUR	2,819	(77,262)
Aker BP ASA	Credit Suisse International	43,900	05/11/21	NOK	267.39	NOK	10,651	(10,532)
Lukoil PJSC - ADR	Goldman Sachs International	6,500	05/14/21	USD	83.29	USD	525	(16,048)
TOTAL SE	Goldman Sachs International	24,400	05/14/21	EUR	40.97	EUR	970	(29,023)

								$(418,598)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$5,045,330	$—	$ —	$5,045,330
Food Products.	2,189,005	—	—	2,189,005
Oil, Gas & Consumable Fuels	209,760,350	58,054,472	—	267,814,822
Short-Term Securities
Money Market Funds	2,537,877	—	—	2,537,877

	$219,532,562	$58,054,472	$ —	$277,587,034

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,746,596)	$(418,598)	$—	$(2,165,194)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

PJSC	Public Joint Stock Company

4